Note 9 - Stock-Based Compensation - Additional Information for Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted average fair value of options granted (in dollars per share)	$ 0.05	$ 0.09	$ 0.14
Intrinsic value of options exercised	$ 0	$ 0	$ 0
Total fair value of options vested	$ 54,757	$ 66,622	$ 97,707